Investments in Equity Accounted Investees - Summary of Aggregate Financial Information for Associates and Joint Ventures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	$ 65,064	$ 26,704
Current liabilities	45,493	7,878
Revenue	15,703	4,082
Net income (loss)	(19,205)	2,491
Whistler [member]
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	6,307	4,163
Non-current assets	26,743	13,645
Current liabilities	1,191	3,676
Non-current liabilities	6,841
Revenue	6,923	3,813
Net income (loss)	1,213	814
MedMen Canada [member]
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	1,521
Non-current liabilities	1,871
Net income (loss)	(552)
Cronos GrowCo [member]
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	603
Non-current assets	9,762
Current liabilities	2,200
Non-current liabilities	8,233
Net income (loss)	(269)
Cronos Australia [member]
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	1,280
Non-current assets	491
Current liabilities	1,718
Non-current liabilities	1,058
Net income (loss)	(1,524)
Associates and Joint Ventures [member]
Disclosure of Summary of Aggregate Financial Information for Significant Associates and Joint Ventures [line items]
Current assets	9,711	4,163
Non-current assets	36,996	13,645
Current liabilities	5,109	3,676
Non-current liabilities	18,003
Revenue	6,923	3,813
Net income (loss)	$ (1,132)	$ 814